INCOME TAX (EXPENSE)/ BENEFIT - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Deferred tax liabilities	$ 0.3	$ 0.4